STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIT) - USD ($)	Preferred Stock	Common Stock	Collateralized Shares Issued	Shares Committed To Be Issued	Additional Paid-In Capital	Accumulated Other Comprehensive Income / Loss	Accumulated Deficit	Total
Beginning balance, shares at Jun. 30, 2014	9,000,000	466,150,864
Beginning balance, value at Jun. 30, 2014	$ 9,000	$ 466,151	$ (137,500)	$ 35,000	$ 6,449,271	$ (139,864)	$ (17,698,051)	$ (11,015,993)
Stock options expense					7,292			7,292
Shares released from escrow			137,500	(35,000)	(102,500)
Foreign currency translation						290,059		290,059
Net loss							(4,036,087)	(4,036,087)
Ending balance, shares at Jun. 30, 2015	9,000,000	466,150,864
Ending balance, value at Jun. 30, 2015	$ 9,000	$ 466,151	0	0	6,354,063	150,195	(21,734,138)	(14,754,729)
Foreign currency translation								177,997
Net loss								(793,560)
Ending balance, value at Sep. 30, 2015								(15,349,293)
Beginning balance, shares at Jun. 30, 2015	9,000,000	466,150,864
Beginning balance, value at Jun. 30, 2015	$ 9,000	$ 466,151	0	0	6,354,063	150,195	(21,734,138)	(14,754,729)
Foreign currency translation								256,422
Net loss								(1,487,508)
Ending balance, value at Dec. 31, 2015								(15,964,816)
Beginning balance, shares at Jun. 30, 2015	9,000,000	466,150,864
Beginning balance, value at Jun. 30, 2015	$ 9,000	$ 466,151	0	0	6,354,063	150,195	(21,734,138)	(14,754,729)
Foreign currency translation								94,956
Net loss								(2,225,865)
Ending balance, value at Mar. 31, 2016								(16,864,639)
Beginning balance, shares at Jun. 30, 2015	9,000,000	466,150,864
Beginning balance, value at Jun. 30, 2015	$ 9,000	$ 466,151	0	0	6,354,063	150,195	(21,734,138)	(14,754,729)
Shares issued in asset acquisition, shares		5,000,000
Shares issued in asset acquisition, value		$ 5,000			16,000			21,000
Foreign currency translation						108,718		108,718
Net loss							(3,020,574)	(3,020,574)
Ending balance, shares at Jun. 30, 2016	9,000,000	471,150,864
Ending balance, value at Jun. 30, 2016	$ 9,000	$ 471,151	0	0	6,370,063	258,913	(24,754,712)	(17,645,585)
Beginning balance, value at Sep. 30, 2015								(15,349,293)
Foreign currency translation								78,425
Net loss								(693,947)
Ending balance, value at Dec. 31, 2015								(15,964,816)
Foreign currency translation								(161,466)
Net loss								(738,357)
Ending balance, value at Mar. 31, 2016								(16,864,639)
Beginning balance, value at Jun. 30, 2016	$ 9,000	$ 471,151	0	0	6,370,063	258,913	(24,754,712)	(17,645,585)
Foreign currency translation								26,087
Net loss								(815,324)
Ending balance, value at Sep. 30, 2016								(18,434,823)
Beginning balance, shares at Jun. 30, 2016	9,000,000	471,150,864
Beginning balance, value at Jun. 30, 2016	$ 9,000	$ 471,151	0	0	6,370,063	258,913	(24,754,712)	(17,645,585)
Foreign currency translation								88,658
Net loss								(1,631,749)
Ending balance, value at Dec. 31, 2016								(19,188,677)
Beginning balance, shares at Jun. 30, 2016	9,000,000	471,150,864
Beginning balance, value at Jun. 30, 2016	$ 9,000	$ 471,151	0	0	6,370,063	258,913	(24,754,712)	(17,645,585)
Foreign currency translation								67,692
Net loss								(2,447,869)
Ending balance, value at Mar. 31, 2017								(20,025,763)
Beginning balance, shares at Jun. 30, 2016	9,000,000	471,150,864
Beginning balance, value at Jun. 30, 2016	$ 9,000	$ 471,151	0	0	6,370,063	258,913	(24,754,712)	(17,645,585)
Series B Preferred shares issued, shares	2,000,000
Series B Preferred shares issued, value	$ 2,000				(200)			1,800
Foreign currency translation						(11,521)		(11,521)
Net loss							(3,294,489)	(3,294,489)
Ending balance, shares at Jun. 30, 2017	11,000,000	471,150,864
Ending balance, value at Jun. 30, 2017	$ 11,000	$ 471,151	0	0	6,369,863	247,392	(28,049,201)	(20,949,795)
Beginning balance, value at Sep. 30, 2016								(18,434,823)
Foreign currency translation								62,571
Net loss								(816,425)
Ending balance, value at Dec. 31, 2016								(19,188,677)
Foreign currency translation								(20,966)
Net loss								(816,120)
Ending balance, value at Mar. 31, 2017								(20,025,763)
Beginning balance, value at Jun. 30, 2017	$ 11,000	$ 471,151	$ 0	$ 0	$ 6,369,863	$ 247,392	$ (28,049,201)	(20,949,795)
Foreign currency translation								(125,250)
Net loss								(1,055,051)
Ending balance, value at Sep. 30, 2017								$ (22,128,296)